Income Taxes (Effective Income Tax Rate Reflected In The Consolidated Statements Of Operations) (Details)	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Income Taxes [Abstract]
Normal effective statutory tax rate	41.00%	41.00%	41.00%
Change in deferred tax valuation allowance	(22.50%)	1.60%	6.70%
Taxable items to be added on financial profit	3.80%	5.30%	10.80%
Non-deductible expenses	23.30%	16.60%	10.50%
Non-taxable revenue	(29.70%)	(8.40%)	(7.80%)
Dividends from foreign subsidiaries	0.90%	0.00%	1.00%
Tax effect of undistributed earnings of foreign subsidiaries	(1.10%)	0.00%	0.10%
Different tax rate applicable to income (loss) of foreign subsidiaries	14.10%	10.80%	(26.90%)
Change in domestic tax laws	45.70%
Expiration of loss carryforwards	2.80%	1.30%	0.70%
Tax benefit recognized on the devaluation of investment in subsidiaries and affiliates	(8.80%)	(1.30%)
Other	(0.20%)	(1.10%)	(0.80%)
Effective tax rate	69.30%	65.80%	35.30%